CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Statement of Financial Position [Abstract]
Common stock, shares authorized	220,000,000	220,000,000	220,000,000
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	3,001,476	90,044,312	78,787,134
Common stock, shares, outstanding	3,001,476	90,044,312	78,787,134